Employee Benefit Plan, Schedule, Asset Held for Investment (Notes)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Text Block]

Name of Issuer and Title of Issue	Number of Units/Shares	Current Value
Investments:
American Funds EuroPacific Growth Fund (Class R-6)	1,209,364	$73,263,277
Baird Aggregate Bond Fund (Institutional Shares)	4,666,543	46,385,434
Dimensional Fund Advisors U.S. Small Cap Portfolio (I) Fund	1,265,500	66,160,317
Invesco Stable Value Trust Fund (Class B1)	50,876,720	138,640,640
Publix Stock Fund:
Common stock of Publix Super Markets, Inc. *	279,232,032	5,486,909,421
State Street Institutional U.S. Government Money Market Fund (Premier Class) *	2,493,892	45,273,261
State Street S&P 500 Index Fund (Class II) *	15,626,494	476,639,305
State Street S&P Mid Cap Index Fund (Class XIV) *	3,571,392	97,763,273
State Street Target Retirement Funds:
State Street Target Retirement 2025 Fund (Class I) *	4,920,159	55,157,752
State Street Target Retirement 2030 Fund (Class I) *	9,426,245	108,791,160
State Street Target Retirement 2035 Fund (Class I) *	10,309,977	121,437,361
State Street Target Retirement 2040 Fund (Class I) *	9,363,308	111,669,766
State Street Target Retirement 2045 Fund (Class I) *	9,334,975	112,454,575
State Street Target Retirement 2050 Fund (Class I) *	10,878,468	132,163,285
State Street Target Retirement 2055 Fund (Class I) *	11,763,735	143,488,214
State Street Target Retirement 2060 Fund (Class I) *	10,233,500	124,825,483
State Street Target Retirement 2065 Fund (Class I) *	7,368,265	89,856,511
State Street Target Retirement 2070 Fund (Class I) *	1,677,453	20,460,552
State Street Target Retirement Fund (Class I) *	2,799,881	30,710,574
T. Rowe Price Large Cap Growth Trust Fund (Class D)	22,759,823	622,481,160
T. Rowe Price U.S. Value Equity Trust Fund (Class B)	2,846,131	142,875,777
Total investments		8,247,407,098
Notes receivable from participants with interest rates ranging from 3.25% - 8.50% *		177,241,098
		$8,424,648,196

* Parties-in-interest

See accompanying report of independent registered public accounting firm.